INTERBANK BORROWINGS (Details 3) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	$ 1,698,357	$ 1,916,368
Loans from foreign financial institutions [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	1,697,872	1,550,925
Loans from foreign financial institutions [Member] | Due within 1 year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	1,477,318	525,521
Loans from foreign financial institutions [Member] | Due after 1 year but within 2 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	185,519	725,315
Loans from foreign financial institutions [Member] | Due after 2 years but within 3 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings	35,035	186,352
Loans from foreign financial institutions [Member] | Due after 3 years but within 4 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings		80,473
Loans from foreign financial institutions [Member] | Due after 5 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Interbank borrowings		$ 33,264